Related Party Transactions (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	May 18, 2023	Mar. 13, 2023	Mar. 13, 2023	Jun. 02, 2022	Jun. 21, 2021	Jun. 21, 2021	Jun. 17, 2021	Jun. 17, 2021	Jun. 02, 2021	Feb. 28, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 22, 2021	Feb. 14, 2021
Related Party Transaction [Line Items]
Conversion of stock, amount converted				$ 3,600,000
Fair value per share converted				$ 3
Sponsor fees	$ 30,000
Aggregate value	$ 360,000
Related party transaction, amounts of transaction													$ 10,000			$ 10,000
Offering costs															$ 25,000
Initial Business Combination [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding											250,000		250,000
IPO [Member]
Related Party Transaction [Line Items]
Number of units issued									10,000,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of units issued							326,000	326,000	1,500,000				1,500,000
Private Placement [Member]
Related Party Transaction [Line Items]
Stock issued during Period, shares, new issues		5,869,880
Private Placement [Member] | Initial Business Combination [Member]
Related Party Transaction [Line Items]
Stock issued during Period, shares, new issues													250,000
Maximum [Member] | IPO [Member]
Related Party Transaction [Line Items]
Number of units issued										11,500,000
Common Class B [Member]
Related Party Transaction [Line Items]
Offering costs				$ 1,200,000
Stock issued during Period, shares, new issues															2,875,000
Number of shares subject to forfeiture																		293,500
Common Stock, Shares, Outstanding											0		0		2,581,500	2,581,500	2,581,500
Offering costs															$ 288
Common Class B [Member] | Private Warrants [Member]
Related Party Transaction [Line Items]
Conversion of stock, shares converted				1,200,000
Founder Share [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares subject to forfeiture					326,000	326,000
Founder Share [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares subject to forfeiture					2,581,500	2,581,500
Founder Share [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Conversion of stock, amount converted			$ 464,670
Fair value per share converted		$ 0.18	$ 0.18
Share converted			2,581,500
Offering costs													$ 25,000			$ 25,000
Founder Share [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Offering costs										$ 25,000
Stock issued during Period, shares, new issues					293,500	293,500				2,875,000
Percentage of oustanding shares										20.00%
Restrictions on transfer period of time after business combination completion													1 year			1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)													$ 12.00			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination													20 days			20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination													30 days			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences													150 days			150 days
Offering costs										$ 25,000
Shares consideration										2,875,000
Founder Share [Member] | Sponsor [Member] | Common Class B [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares subject to forfeiture					326,000	326,000				375,000
Promissory Note with Related Party [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note																			$ 300,000
Notes payable, related parties											$ 448,039		$ 448,039		163,039	$ 323,039	$ 163,039
Related Party Loans [Member]
Related Party Transaction [Line Items]
Maximum loans convertible into warrants											$ 1,500,000		$ 1,500,000			$ 1,500,000
Warrants price per unit											$ 1.00		$ 1.00			$ 1.00
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction											$ 30,000	$ 30,000	$ 90,000	$ 90,000	$ 71,667	$ 120,000
Debt instrument related to administrative support agreement													$ 397,667			$ 307,667	$ 62,667